Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

Investment Companies (97.5%)	Shares/Par +	Value $ (000’s)
Domestic Equity (49.8%)
iShares Core S&P 500 ETF	68,550	24,585
iShares Core S&P Mid-Cap ETF	7,350	1,612
iShares Core S&P Small-Cap ETF	26,800	2,337
iShares Russell 2000 ETF	300	50
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio £	13,013,634	18,649
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio £	6,785,437	17,445
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio £	18,656,863	18,004
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio £	4,992,508	12,421
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio £	9,748,168	14,057
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio £	2,804,874	5,082
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio £	3,812,382	6,500

Total		120,742

Fixed Income (31.1%)
iShares Core U.S. Aggregate Bond ETF	22,300	2,149
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio £	20,375,749	12,266
Northwestern Mutual Series Fund, Inc., Multi- Sector Bond Portfolio £	14,896,732	12,871
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio £	43,035,324	45,144
Northwestern Mutual Series Fund, Inc., Short- Term Bond Portfolio £	3,151,127	3,091

Total		75,521

Investment Companies (97.5%)	Shares/Par +	Value $ (000‘s)
Foreign Equity (16.6%)
iShares Core MSCI EAFE ETF	172,200	9,070
iShares Core MSCI Emerging Markets ETF	23,600	1,014
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio £	4,163,467	3,381
Northwestern Mutual Series Fund, Inc., International Equity Portfolio £	11,276,660	13,645
Northwestern Mutual Series Fund, Inc., International Growth Portfolio £	9,237,350	13,024

Total		40,134

Total Investment Companies (Cost: $281,537)		236,397

Short-Term Investments (2.2%)
Investment Companies (1.7%)
JPMorgan Ultra-Short Income ETF	40,300	2,021
PIMCO Enhanced Short Maturity Active ETF	20,100	1,987

Total		4,008

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 2.940%#	1,307,864	1,308

Total		1,308

Total Short-Term Investments (Cost: $5,405)		5,316

Total Investments (99.7%) (Cost: $286,942)@		241,713

Other Assets, Less Liabilities (0.3%)		729

Net Assets (100.0%)		242,442

+	All par is stated in U.S. Dollar unless otherwise noted.
£	Affiliated Company
#	7-Day yield as of 9/30/2022.
@

At September 30, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $286,942 and the net unrealized depreciation of investments based on that cost was $45,229 which is comprised of $– aggregate gross unrealized appreciation and $45,229 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Asset Allocation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$236,397	$—	$—
Short-Term Investments	5,316	—	—

Total Assets:	$241,713	$—	$—

Transactions with Affiliated Companies

An affiliated company is a company in which a Portfolio has ownership of at least 5% of the voting securities or which the Portfolio controls, is controlled by or with which the Portfolio is under common control. Transactions with affiliated companies during the nine months ended September 30, 2022 are as follows:

Portfolio	Value at 12/31/2021	Purchases	Sales	Value at 9/30/2022	Change in Unrealized Appreciation / (Depreciation)	Realized Gain (Loss)	Income Dividends	Capital Gain Distributions	% Ownership, 9/30/2022
					(amount in thousands)

Growth Stock	$18,697	$-	$12,595	$-	$(3,730)	$(2,372)	$-	$-	0.0%
Focused Appreciation	18,738	8,038	740	17,445	(8,854)	263	3	2,435	1.9%
Large Cap Core Stock	15,479	-	12,664	-	(4,232)	1,417	-	-	0.0%
Large Cap Blend	15,764	8,263	-	18,004	(6,023)	-	128	1,734	9.6%
Large Company Value	11,445	-	10,771	-	(1,995)	1,321	-	-	0.0%
Domestic Equity	11,541	13,064	1,000	18,649	(5,364)	408	354	2,310	2.0%
Equity Income	11,503	-	10,685	-	(2,395)	1,577	-	-	0.0%
Mid Cap Growth Stock	16,404	2,328	-	12,421	(6,311)	-	21	1,307	1.3%
Mid Cap Value	17,260	2,608	1,000	14,057	(4,952)	141	300	2,308	2.4%
Small Cap Growth Stock	7,429	984	-	5,082	(3,331)	-	-	984	0.9%
Small Cap Value	8,475	984	-	6,500	(2,959)	-	19	964	1.3%
International Growth	12,159	7,208	-	13,024	(6,343)	-	87	1,621	1.7%
Research International Core	20,899	-	16,775	-	(5,805)	1,681	-	-	0.0%
International Equity	12,358	4,905	-	13,645	(3,618)	-	380	425	0.9%
Emerging Markets Equity	3,559	1,450	-	3,381	(1,628)	-	48	302	0.4%
Short-Term Bond	3,267	51	-	3,091	(227)	-	45	7	0.8%
Select Bond	61,927	2,280	9,400	45,144	(8,510)	(1,153)	883	68	1.6%
High Yield Bond	17,650	752	3,080	12,266	(2,883)	(173)	752	-	1.8%
Multi-Sector Bond	16,039	577	-	12,871	(3,745)	-	571	5	1.2%

	$300,593	$53,492	$78,710	$195,580	$(82,905)	$3,110	$3,591	$14,470

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand